Expense Example - Class A Class C and Institutional Class - Nova Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	630	958	1,309	2,294	338	738	1,264	2,705